UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $39,508 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     2804   153918 SH       SOLE                   153918
BOLT TECHNOLOGY CORP           COM              097698104      977    86379 SH       SOLE                    86379
CENTRAL GARDEN & PET CO        COM              153527106     1142   115719 SH       SOLE                   115719
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     3958   432129 SH       SOLE                   432129
CPI CORP                       COM              125902106     6655   480181 SH       SOLE                   480181
DOLE FOOD CO INC NEW           COM              256603101      787    66400 SH       SOLE                    66400
DREAMS INC                     COM              261983209     1800  1132109 SH       SOLE                  1132109
FAMOUS DAVES AMER INC          COM              307068106      223    27700 SH       SOLE                    27700
HORNBECK OFFSHORE SVCS INC N   COM              440543106      728    39200 SH       SOLE                    39200
INTEGRATED ELECTRICAL SVC      COM              45811E301     1130   200000 SH       SOLE                   200000
INTERVAL LEISURE GROUP INC     COM              46113M108      799    54900 SH       SOLE                    54900
KEY TECHNOLOGY INC             COM              493143101     1452   105590 SH       SOLE                   105590
MAIDENFORM BRANDS INC          COM              560305104     1608    73600 SH       SOLE                    73600
MATRIX SVC CO                  COM              576853105      622    57825 SH       SOLE                    57825
MULTIMEDIA GAMES INC           COM              625453105     1604   411337 SH       SOLE                   411337
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1255    30000 SH       SOLE                    30000
NORTECH SYS INC                COM              656553104      648   187243 SH       SOLE                   187243
PRESTIGE BRANDS HLDGS INC      COM              74112D101      318    35288 SH       SOLE                    35288
ROBBINS & MYERS INC            COM              770196103     3628   152300 SH       SOLE                   152300
SANFILIPPO JOHN B & SON INC    COM              800422107     1708   115261 SH       SOLE                   115261
THOMPSON CREEK METALS CO INC   COM              884768102     1722   127300 SH       SOLE                   127300
TIDEWATER INC                  COM              886423102      473    10000 SH       SOLE                    10000
TWIN DISC INC                  COM              901476101     1502   122885 SH       SOLE                   122885
ULTRA PETROLEUM CORP           COM              903914109     1166    25000 SH       SOLE                    25000
UNIVERSAL STAINLESS & ALLOY    COM              913837100      598    24928 SH       SOLE                    24928
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       61  2062400 SH       SOLE                  2062400
YOUBET COM INC                 COM              987413101      140    47546 SH       SOLE                    47546